Dividends Per Share	6 Months Ended
Sep. 30, 2025
Text Block1 [Abstract]
Dividends Per Share
16	DIVIDENDS PER SHARE
The dividends recognized by the Company for the six months ended September 30, 2025 and 2024 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2025	¥62	¥240,203
2024	¥45	¥177,382
On November
14
, 2025, the board of directors approved a dividend of ¥78

per share of common stock totaling ¥300,089

million in respect of the six months ended September 30, 2025. The consolidated financial statements for the six months ended September 30, 2025 do not include this dividend payable.
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. The dividends per share are calculated based on the assumption that the stock split had been implemented at the beginning of the fiscal year ended March 31, 2025.